Fair Value Measurements (Net Change in the Assets and Liabilities Measured at Fair Value on a Recurring Basis and Included in the Level 3 Fair Value Category) (Detail) - Commodity - USD ($)
$ in Millions
	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	$ 64	$ 150
Total realized and unrealized gains (losses):
Included in other comprehensive income		1
Included in regulatory assets/liabilities	7	(21)
Settlements	(1)	7
Purchases	(10)
Transfers out of Level 3	(2)	1
Ending balance	53	120
Virginia Electric and Power Company
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	60	147
Total realized and unrealized gains (losses):
Included in regulatory assets/liabilities	8	(19)
Settlements	(5)	6
Ending balance	59	117
Dominion Energy Gas Holdings, LLC
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance		(2)
Total realized and unrealized gains (losses):
Included in other comprehensive income		1
Transfers out of Level 3		1
Ending balance		0
Operating Revenue
Total realized and unrealized gains (losses):
Included in earnings	(1)	(1)
Electric Fuel and Other Energy-Related Purchases
Total realized and unrealized gains (losses):
Included in earnings	(4)	(17)
Electric Fuel and Other Energy-Related Purchases | Virginia Electric and Power Company
Total realized and unrealized gains (losses):
Included in earnings	$ (4)	$ (17)